Prepaid and Other Current Assets	12 Months Ended
Dec. 31, 2018
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Prepaid and Other Current Assets

7.     PREPAID AND OTHER CURRENT ASSETS

	As of December 31,
	2017	2018
Receivables from third party payment service providers	$367	$14,012
Inventories(1)	2,587	12,606
Advances to suppliers	5,060	5,329
Deductible input VAT	748	5,320
Interest receivable from bank deposits with original maturities of three months or less	1,961	1,198
Employee advances	457	557
Prepaid content and licenses	38	288
Housing loans to employees	1,293	37
Business collaboration deposits	1,775	—
Others	805	775
Total	$15,091	$40,122

(1) The inventory balance as of December 31, 2018 was offset by provision for impairment of US$2,547.